General information (Details Text)	12 Months Ended
Dec. 31, 2017 shares
General information (Details Text)
PagSeguro Digital has control of the shares PagSeguro Brazil	99.99%
PagSeguro Brazil carried out a reverse share split	2:1 shares
Share capital previously represented [Member] | Common shares
General information (Details Text)
Increase (decrease) in number of shares outstanding	524,577,214
Was reduced | Common shares
General information (Details Text)
Increase (decrease) in number of shares outstanding	262,288,607